Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net cash (used in) provided by operating activities	$ (8,161,492)	$ 2,479,914
Cash flows from investing activities:
Purchases of fixed assets		(2,973)
Investment in equity investees	(1,500,000)
Payment for acquisition of a subsidiary		(500,000)
Loans made to third parties		(2,000,000)
Collection of loans from third parties		5,000,000
Collection of loans from customers holding US stocks		2,303,203
Originated loans disbursements to customers	(7,048,758)
Net cash (used in) provided by investing activities	(8,548,758)	4,800,230
Effect of exchange rates on cash, cash equivalents and restricted cash	(325,374)	58,344
Net (decrease) increase in cash, cash equivalents and restricted cash	(17,035,624)	7,338,488
Cash, cash equivalents and restricted cash, beginning of period	38,697,093	17,845,893
Cash, cash equivalents and restricted cash, end of period	21,661,469	25,184,381
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	244,106	43,394
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes, net of refunds
Cash and cash equivalents	12,708,722	25,919,945
Restricted cash	8,952,747	12,777,148
Total cash, cash equivalents, and restricted cash	$ 21,661,469	$ 38,697,093